Actual Capital Amounts and Ratios (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Parent Company [Member]
Common equity Tier 1 (Ratio)
Total risk-based	$ 157,557	$ 103,403
Common equity Tier 1	140,747	70,587
Tier I risk-based	150,047	96,656
Tier I leverage	$ 150,047	$ 96,656
Total risk-based, Ratio	15.50%	11.90%
Common equity Tier 1	13.80%	8.10%
Tier I risk-based, Ratio	14.70%	11.10%
Tier I leverage, Ratio	11.90%	8.70%
Subsidiary [Member]
Common equity Tier 1 (Ratio)
Total risk-based	$ 172,572	$ 102,911
Common equity Tier 1	165,062	96,164
Tier I risk-based	165,062	96,164
Tier I leverage	$ 165,062	$ 96,164
Total risk-based, Ratio	17.00%	11.80%
Common equity Tier 1	16.20%	11.00%
Tier I risk-based, Ratio	16.20%	11.00%
Tier I leverage, Ratio	13.10%	8.60%